UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2012 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 7.1%
American Public Education, Inc.*	180,000	$6,840,000
Arbitron, Inc.	310,000	11,463,800
Jos A Bank Clothiers, Inc.*	140,544	7,084,823
Monro Muffler Brake, Inc.	240,000	9,957,600
National American University Holdings, Inc.	310,030	1,953,189
Sodastream International, Ltd.*	115,000	3,873,200
Vera Bradley, Inc.*,1	261,000	7,879,590
Vitamin Shoppe, Inc.*	255,000	11,273,550
Total Consumer Discretionary		60,325,752
Consumer Staples - 2.7%
Chefs’ Warehouse Inc, The*	206,100	4,769,154
Inter Parfums, Inc.	275,000	4,314,750
United Natural Foods, Inc.*	290,000	13,531,400
Total Consumer Staples		22,615,304
Energy - 8.2%
American Standard Energy Corp.*,2	952,213	2,237,701
Dril-Quip, Inc.*	117,000	7,607,340
Gulfport Energy Corp.*	205,000	5,969,600
Hornbeck Offshore Services, Inc.*	120,000	5,043,600
Key Energy Services, Inc.*	710,000	10,969,500
Matador Resources Co.*	431,250	4,486,078
Newpark Resources, Inc.*	600,000	4,914,000
Oasis Petroleum, Inc.*,1	250,000	7,707,500
Sanchez Energy Corp.*	157,500	3,535,875
Swift Energy Co.*	370,000	10,741,100
World Fuel Services Corp.	155,000	6,355,000
Total Energy		69,567,294
Financials - 6.2%
American Equity Investment Life Holding Co.	641,800	8,195,786
Duff & Phelps Corp., Class A	378,400	5,880,336
Evercore Partners, Inc., Class A	178,400	5,186,088
MarketAxess Holdings, Inc.	120,000	4,474,800
Montpelier Re Holdings, Ltd.	715,000	13,813,800
Netspend Holdings, Inc.*	352,700	2,736,952
Safety Insurance Group, Inc.	155,000	6,454,200
StanCorp Financial Group, Inc.	160,000	6,550,400
Total Financials		53,292,362
Health Care - 12.8%
Air Methods Corp.*	80,000	6,980,000
Align Technology, Inc.*	255,000	7,025,250
AVANIR Pharmaceuticals, Inc., Class A*	650,000	2,223,000
BioMarin Pharmaceutical, Inc.*	160,000	5,480,000

	Shares	Value
Bio-Rad Laboratories, Inc., Class A*	50,000	$5,184,500
Brookdale Senior Living, Inc.*	400,000	7,488,000
Catalyst Health Solutions, Inc.*	190,000	12,108,700
Haemonetics Corp.*	130,600	9,100,208
Incyte Corp, Ltd.*,1	275,000	5,307,500
IPC The Hospitalist Co., Inc.*	255,000	9,412,050
Magellan Health Services, Inc.*	140,000	6,833,400
PAREXEL International Corp.*	275,000	7,416,750
Sirona Dental Systems, Inc.*	187,700	9,674,058
United Therapeutics Corp.*	160,000	7,540,800
Volcano Corp.*	265,000	7,512,750
Total Health Care		109,286,966
Industrials - 26.6%
Advisory Board Co., The*	131,100	11,618,082
Albany International Corp., Class A	501,200	11,502,540
Allegiant Travel Co.*	130,000	7,085,000
Beacon Roofing Supply, Inc.*	140,400	3,616,704
Clean Harbors, Inc.*	173,700	11,695,221
Columbus McKinnon Corp.*	265,000	4,316,850
Corporate Executive Board Co., The	255,100	10,971,851
CoStar Group, Inc.*	225,000	15,536,250
DigitalGlobe, Inc.*	324,000	4,322,160
EMCOR Group, Inc.	265,387	7,356,528
Generac Holdings, Inc.*,1	179,700	4,411,635
Genesee & Wyoming, Inc., Class A*	285,000	15,555,300
Healthcare Services Group, Inc.	435,000	9,252,450
Kennametal, Inc.	140,000	6,234,200
McGrath Rentcorp	242,000	7,770,620
Old Dominion Freight Line, Inc.*	160,000	7,627,200
On Assignment, Inc.*	600,600	10,492,482
Orbital Sciences Corp.*	410,000	5,391,500
Portfolio Recovery Associates, Inc.*	130,000	9,323,600
RBC Bearings, Inc.*	86,600	3,994,858
Resources Connection, Inc.	280,840	3,945,802
Standard Parking Corp.*	299,900	6,147,950
TransDigm Group, Inc.*	95,000	10,997,200
UTi Worldwide, Inc.	500,000	8,615,000
WABCO Holdings, Inc.*	205,000	12,398,400
Watts Water Technologies, Inc., Class A	205,600	8,378,200
WESCO International, Inc.*	125,000	8,163,750
Total Industrials		226,721,333
Information Technology - 31.0%
Active Network Inc, The*,1	115,200	1,938,816
Angie’s List, Inc.*	145,000	2,739,050

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 31.0% (continued)
Bottomline Technologies, Inc.*	560,000	$15,646,400
BroadSoft, Inc.*	165,000	6,311,250
Cardtronics, Inc.*	448,000	11,760,000
CommVault Systems, Inc.*	145,000	7,197,800
Cymer, Inc.*	96,400	4,820,000
DealerTrack Holdings, Inc.*	440,000	13,314,400
Ebix, Inc.	350,000	8,106,000
Euronet Worldwide, Inc.*	198,200	4,140,398
ExlService Holdings, Inc.*	400,000	10,976,000
Global Payments, Inc.	310,000	14,715,700
Heartland Payment Systems, Inc.	135,700	3,913,588
Higher One Holdings, Inc.*	502,000	7,504,900
Hittite Microwave Corp.*	135,000	7,331,850
Informatica Corp.*	205,000	10,844,500
Inphi Corp.*	181,800	2,577,924
j2 Global, Inc.	310,000	8,890,800
Jack Henry & Associates, Inc.	345,000	11,771,400
MAXIMUS, Inc.	198,500	8,072,995
Monotype Imaging Holdings, Inc.*	390,000	5,811,000
NIC, Inc.	535,000	6,489,550
Power Integrations, Inc.	195,145	7,243,782
RealPage, Inc.*	277,500	5,319,675
Saba Software, Inc.*	399,000	3,914,190
Solera Holdings, Inc.	329,000	15,097,810
SS&C Technologies Holdings, Inc.*	450,000	10,498,500
Ultimate Software Group, Inc.*	255,000	18,686,400
ViaSat, Inc.*	80,000	3,856,800
Volterra Semiconductor Corp.*	245,000	8,431,675
Wright Express Corp.*	260,000	16,829,800
Total Information Technology		264,752,953

	Shares	Value
Telecommunication Services - 1.6%
General Communication, Inc., Class A*	300,000	$2,616,000
Lumos Networks Corp.	270,000	2,905,200
NTELOS Holdings Corp.	205,000	4,243,500
SBA Communications Corp., Class A*	83,000	4,217,230
Total Telecommunication Services		13,981,930
Total Common Stocks
(cost $645,339,513)		820,543,894
Exchange Traded Notes - 1.1%
iShares Russell 2000 Growth Index Fund, ETP (cost $9,262,145)	100,000	9,538,000
Warrants - 0.0%#
American Standard Energy -
Series A Warrant*,2	150,000	85,500
Series B Warrant*,2	150,000	54,000
Series C Warrant*,2	150,000	160,500
Total Warrants
(cost $795,225)		300,000
Other Investment Companies - 5.7%[3]
BNY Mellon Overnight Government Fund, 0.15%[4]	23,357,522	23,357,522
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12%	24,819,009	24,819,009
Total Other Investment Companies
(cost $48,176,531)		48,176,531
Total Investments - 103.0%
(cost $703,573,414)		878,558,425
Other Assets, less Liabilities - (3.0)%		(25,257,372)
Net Assets - 100.0%		$853,301,053

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 97.4%
Consumer Discretionary - 15.7%
BorgWarner, Inc.*	104,100	$8,779,794
Coach, Inc.	367,700	28,415,856
Discovery Communications, Inc., Class C*	893,000	41,863,840
Hanesbrands, Inc.*	595,300	17,585,162
National CineMedia, Inc.	793,800	12,145,140
O’Reilly Automotive, Inc.*	233,500	21,330,225
Pool Corp.	603,400	22,579,228
Sally Beauty Holdings, Inc.*	332,000	8,233,600
Tempur-Pedic International, Inc.*	256,800	21,681,624
Tiffany & Co.	175,100	12,104,663
Tractor Supply Co.	172,500	15,621,600
Virgin Media, Inc.	2,194,600	54,821,108
Total Consumer Discretionary		265,161,840
Consumer Staples - 4.3%
Church & Dwight Co., Inc.	280,200	13,783,038
Herbalife, Ltd.	360,600	24,816,492
Hershey Co, The	361,900	22,195,327
Whole Foods Market, Inc.	140,100	11,656,320
Total Consumer Staples		72,451,177
Energy - 8.1%
Cameron International Corp.*	437,800	23,128,974
Concho Resources, Inc.*	221,800	22,641,344
Core Laboratories N.V.	110,900	14,591,113
Denbury Resources, Inc.*	881,300	16,066,099
Oil States International, Inc.*	297,700	23,238,462
Southwestern Energy Co.*	461,100	14,109,660
Whiting Petroleum Corp.*	414,500	22,507,350
Total Energy		136,283,002
Financials - 10.0%
Aflac, Inc.	367,700	16,910,523
American Tower Corp., REIT	326,900	20,601,238
Assured Guaranty, Ltd.	738,300	12,196,716
Axis Capital Holdings, Ltd.	770,400	25,554,168
Jones Lang Lasalle, Inc.	192,600	16,045,506
Lazard, Ltd., Class A	346,000	9,881,760
NASDAQ OMX Group, Inc., The*	939,700	24,338,230
RenaissanceRE Holdings, Ltd.	583,700	44,203,601
Total Financials		169,731,742
Health Care - 11.0%
Boston Scientific Corp.*,1	2,002,000	11,971,960
DaVita, Inc.*	945,500	85,255,735

	Shares	Value
Health Management Associates, Inc.,
Class A*	1,990,300	$13,374,816
Hologic, Inc.*	811,300	17,483,515
Mettler-Toledo International, Inc.*	93,400	17,255,650
Salix Pharmaceuticals, Ltd.*	86,800	4,557,000
Shire PLC, ADR	216,000	20,466,000
SXC Health Solutions Corp.*	204,300	15,314,328
Total Health Care		185,679,004
Industrials - 16.6%
AMETEK, Inc.	507,800	24,633,378
CH Robinson Worldwide, Inc.	186,800	12,233,532
Cooper Industries PLC	531,100	33,963,845
Gardner Denver, Inc.	274,800	17,317,896
IHS, Inc., Class A*	255,100	23,890,115
Kansas City Southern*	414,400	29,708,336
Manpower, Inc.	262,700	12,444,099
Nielsen Holdings N.V.*	898,900	27,092,846
Nordson Corp.	177,200	9,659,172
Pall Corp.	286,000	17,054,180
Rockwell Collins, Inc.	198,400	11,419,904
SPX Corp.	233,500	18,103,255
URS Corp.	507,800	21,591,656
WABCO Holdings, Inc.*	361,900	21,887,712
Total Industrials		280,999,926
Information Technology - 25.5%
Alliance Data Systems Corp.*	344,400	43,380,624
Altera Corp.	443,600	17,664,152
Amdocs, Ltd.*	1,167,300	36,863,334
Analog Devices, Inc.	466,900	18,862,760
ANSYS, Inc.*	206,500	13,426,630
ASML Holding N.V.	391,100	19,609,754
Broadcom Corp., Class A*	478,600	18,808,980
FLIR Systems, Inc.	443,600	11,227,516
Gartner, Inc.*	682,900	29,118,856
Global Payments, Inc.	478,725	22,725,075
Informatica Corp.*	326,900	17,293,010
MICROS Systems, Inc.*	309,300	17,101,197
NetApp, Inc.*	338,500	15,154,645
NeuStar, Inc., Class A*	869,700	32,396,325
Red Hat, Inc.*	291,800	17,475,902
Solera Holdings, Inc.	350,200	16,070,678
Teradata Corp.*	262,700	17,903,005
Trimble Navigation, Ltd.*	396,902	21,599,407
Vantiv, Inc., Class A*	371,700	7,296,471

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.5% (continued)
VeriFone Systems, Inc.*	309,300	$16,043,391
VeriSign, Inc.	517,700	19,848,618
Total Information Technology		429,870,330
Materials - 3.1%
Airgas, Inc.	297,700	26,486,369
Ecolab, Inc.	414,400	25,576,768
Total Materials		52,063,137
Telecommunication Services - 3.1%
SBA Communications Corp., Class A*	1,044,800	53,086,288
Total Common Stocks
(cost $1,201,613,188)		1,645,326,446

	Shares	Value
Other Investment Companies - 3.1%[3]
BNY Mellon Overnight Government Fund, 0.15%[4]	12,417,500	$12,417,500
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12%	29,746,285	29,746,285
JPMorgan Liquid Assets Money Market Fund, 0.22%	10,011,974	10,011,974
Total Other Investment Companies
(cost $52,175,759)		52,175,759
Total Investments - 100.5%
(cost $1,253,788,947)		1,697,502,205
Other Assets, less Liabilities - (0.5)%		(9,217,134)
Net Assets - 100.0%		$1,688,285,071

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 19.3%
Asbury Automotive Group, Inc.*	152,757	$4,124,439
Ascena Retail Group, Inc.*	57,900	2,566,128
Big Lots, Inc.*	69,400	2,985,588
Drew Industries, Inc.*	133,500	3,645,885
Gildan Activewear, Inc.	90,800	2,501,540
Group 1 Automotive, Inc.	58,300	3,274,711
Harman International Industries, Inc.	47,200	2,209,432
Jos A Bank Clothiers, Inc.*	69,109	3,483,785
La-Z-Boy, Inc.*	233,200	3,488,672
Modine Manufacturing Co.*	174,900	1,544,367
Signet Jewelers, Ltd.	69,400	3,281,232
Valassis Communications, Inc.*	92,500	2,127,500
Warnaco Group, Inc., The*	56,900	3,322,960
Winnebago Industries, Inc.*	355,900	3,487,820
Total Consumer Discretionary		42,044,059
Energy - 2.8%
Bristow Group, Inc.	72,400	3,455,652
Energy Partners, Ltd.*	157,800	2,621,058
Total Energy		6,076,710
Financials - 18.7%
Aspen Insurance Holdings, Ltd.	65,373	1,826,522
BBCN Bancorp, Inc.*	210,100	2,338,413
Berkshire Hills Bancorp, Inc.	112,612	2,581,067
Brookline Bancorp, Inc.	299,600	2,807,252
Duff & Phelps Corp., Class A	46,800	727,272
First Financial Bancorp	218,100	3,773,130
Hanover Insurance Group, Inc., The	90,500	3,721,360
MB Financial, Inc.	173,900	3,650,161
Ocwen Financial Corp.*	214,100	3,346,383
Park Sterling Corp.*	442,300	2,123,040
Reinsurance Group Of America, Inc.	66,347	3,945,656
Sabra Health Care REIT, Inc.	145,766	2,396,393
Sterling Financial Corp.*,1	104,000	2,171,520
Symetra Financial Corp.	249,300	2,874,429
Validus Holdings, Ltd.	80,400	2,488,380
Total Financials		40,770,978
Health Care - 6.5%
Covance, Inc.*	49,300	2,348,159
Health Management Associates, Inc.,
Class A*	366,800	2,464,896
Sirona Dental Systems, Inc.*	63,700	3,283,098
Symmetry Medical, Inc.*	312,600	2,210,082

	Shares	Value
Teleflex, Inc.	61,750	$3,776,012
Total Health Care		14,082,247
Industrials - 28.0%
AO Smith Corp.	69,400	3,119,530
Avery Dennison Corp.	53,300	1,605,929
CBIZ, Inc.*	372,975	2,357,202
Columbus McKinnon Corp.*	188,950	3,077,995
CRA International, Inc.*	188,969	4,765,798
EnPro Industries, Inc.*	60,300	2,478,330
G&K Services, Inc., Class A	31,500	1,077,300
General Cable Corp.*	72,821	2,117,635
GP Strategies Corp.*	305,306	5,342,855
Huron Consulting Group, Inc.*	102,800	3,861,168
Manpower, Inc.	64,300	3,045,891
McGrath Rentcorp	146,800	4,713,748
Meritor, Inc.*	157,583	1,271,695
Swift Transportation Co.*	256,400	2,958,856
Textainer Group Holdings, Ltd.	80,400	2,725,560
Trimas Corp.*	109,000	2,440,510
Triumph Group, Inc.	73,400	4,599,244
United Rentals, Inc.*,1	76,000	3,259,640
Watts Water Technologies, Inc., Class A	84,400	3,439,300
Wesco Aircraft Holdings, Inc.*,1	177,900	2,881,980
Total Industrials		61,140,166
Information Technology - 16.9%
Anixter International, Inc.*	38,200	2,770,646
Benchmark Electronics, Inc.*	196,489	3,240,104
Fairchild Semiconductor International, Inc.*	245,300	3,605,910
Integrated Silicon Solution, Inc.*	163,300	1,822,428
Monotype Imaging Holdings, Inc.*	242,300	3,610,270
NeuStar, Inc., Class A*	93,500	3,482,875
Plantronics, Inc.	56,300	2,266,638
Radisys Corp.*	283,500	2,097,900
RF Micro Devices, Inc.*	365,900	1,822,182
Rogers Corp.*	49,400	1,914,250
Rudolph Technologies, Inc.*	173,900	1,932,029
Sanmina-SCI Corp.*	176,900	2,025,505
SYNNEX Corp.*	66,354	2,530,741
Virtusa Corp.*	219,501	3,790,782
Total Information Technology		36,912,260
Materials - 3.0%
A Schulman, Inc.	122,600	3,312,652
Quaker Chemical Corp.	82,400	3,250,680
Total Materials		6,563,332

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 0.8%
NTELOS Holdings Corp.	80,400	$1,664,280
Utilities - 1.7%
NV Energy, Inc.	224,200	3,614,104
Total Common Stocks
(cost $170,837,434)		212,868,136
Other Investment Companies - 5.4%[3]
BNY Mellon Overnight Government Fund, 0.15%[4]	5,612,830	5,612,830

	Shares	Value
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12%	6,261,503	$6,261,503
Total Other Investment Companies
(cost $11,874,333)		11,874,333
Total Investments - 103.1%
(cost $182,711,767)		224,742,469
Other Assets, less Liabilities - (3.1)%		(6,745,738)
Net Assets - 100.0%		$217,996,731

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 95.7%
Consumer Discretionary - 15.4%
Grand Canyon Education, Inc.*	60,625	$1,076,700
Group 1 Automotive, Inc.	30,895	1,735,372
Hibbett Sports, Inc.*	32,330	1,763,602
Life Time Fitness, Inc.*	25,100	1,269,307
Monro Muffler Brake, Inc.	31,865	1,322,079
Peet’s Coffee & Tea, Inc.*	11,035	813,279
Ryland Group, Inc., The	23,190	447,103
Steiner Leisure, Ltd.*	16,680	814,484
Texas Roadhouse, Inc.	71,835	1,195,334
Tractor Supply Co.	7,265	657,918
Tupperware Brands Corp.	21,395	1,358,582
Total Consumer Discretionary		12,453,760
Consumer Staples - 2.6%
Ruddick Corp.	31,875	1,278,187
WD-40 Co.	17,990	815,847
Total Consumer Staples		2,094,034
Energy - 3.8%
Dril-Quip, Inc.*	16,365	1,064,052
Gulfport Energy Corp.*	44,400	1,292,928
Tesco Corp.*	52,960	751,502
Total Energy		3,108,482
Financials - 19.9%
American Campus Communities, Inc.	33,315	1,489,847
Cohen & Steers, Inc.	40,630	1,296,097
Glacier Bancorp, Inc.	70,005	1,045,875
Iberiabank Corp.	22,765	1,217,245
MarketAxess Holdings, Inc.	44,205	1,648,404
Mid-America Apartment Communities, Inc.	23,520	1,576,546
National Health Investors, Inc.	21,335	1,040,721
ProAssurance Corp.	17,460	1,538,401
Signature Bank*	28,875	1,820,280
Stifel Financial Corp.*	38,265	1,447,948
SVB Financial Group*	20,005	1,287,122
Umpqua Holdings Corp.	51,755	701,798
Total Financials		16,110,284
Health Care - 13.4%
Air Methods Corp.*	10,225	892,131
Cubist Pharmaceuticals, Inc.*	21,335	922,739
Hanger Orthopedic Group, Inc.*	49,015	1,071,468
HMS Holdings Corp.*	56,530	1,764,301
ICU Medical, Inc.*	26,880	1,321,421
IPC The Hospitalist Co., Inc.*	16,445	606,985

	Shares	Value
Landauer, Inc.	11,570	$613,441
Meridian Bioscience, Inc.	14,050	272,289
PSS World Medical, Inc.*	45,370	1,149,676
United Therapeutics Corp.*	25,370	1,195,688
West Pharmaceutical Services, Inc.	23,045	980,104
Total Health Care		10,790,243
Industrials - 17.4%
CLARCOR, Inc.	30,940	1,518,845
CoStar Group, Inc.*	10,900	752,645
Healthcare Services Group, Inc.	52,700	1,120,929
Heartland Express, Inc.	75,915	1,097,731
II-VI, Inc.*	42,555	1,006,426
Middleby Corp.*	19,170	1,939,621
Nordson Corp.	22,295	1,215,300
Portfolio Recovery Associates, Inc.*	14,145	1,014,479
RBC Bearings, Inc.*	28,550	1,317,012
Ritchie Bros Auctioneers, Inc.	20,715	492,188
Toro Co., The	17,430	1,239,447
Universal Forest Products, Inc.	21,850	753,388
US Ecology, Inc.	28,080	610,459
Total Industrials		14,078,470
Information Technology - 16.8%
Blackbaud, Inc.	39,835	1,323,717
Cardtronics, Inc.*	37,380	981,225
Cavium, Inc.*	26,955	833,988
Cognex Corp.	33,250	1,408,470
Cohu, Inc.	47,700	542,349
FEI Co.*	28,540	1,401,599
Harmonic, Inc.*	101,805	556,873
Hittite Microwave Corp.*	24,105	1,309,143
Power Integrations, Inc.	23,400	868,608
PROS Holdings, Inc.*	31,885	596,250
Rofin-Sinar Technologies, Inc.*	37,930	1,000,214
SciQuest, Inc.*	37,280	568,147
Solera Holdings, Inc.	22,650	1,039,409
Sourcefire, Inc.*	23,065	1,110,118
Total Information Technology		13,540,110
Materials - 4.0%
Compass Minerals International, Inc.	10,520	754,705
Schnitzer Steel Industries, Inc.	24,490	977,029
Silgan Holdings, Inc.	33,815	1,494,623
Total Materials		3,226,357

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 2.4%
Cleco Corp.	48,470	$1,921,836
Total Common Stocks
(cost $64,991,428)		77,323,576
Exchange Traded Funds - 2.3%
Clearbridge Energy MLP Fund, Inc.	18,840	444,624
Kayne Anderson MLP Investment Co.	25,560	796,194
Tortoise Energy Infrastructure Corp.	15,775	650,245
Total Exchange Traded Funds
(cost $1,566,569)		1,891,063

	Shares	Value
Other Investment Companies - 2.8%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12% (cost $2,255,400)	2,255,400	$2,255,400
Total Investments - 100.8%
(cost $68,813,397)		81,470,039
Other Assets, less Liabilities - (0.8)%		(621,122)
Net Assets - 100.0%		$80,848,917

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Principal Amount	Value
Municipal Bonds - 91.7%
Alabama - 0.6%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$1,415,000	$1,420,731
Arizona - 1.6%
Apache County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 4.500%, 03/01/30	1,000,000	1,002,340
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	2,860,000	2,958,956
Total Arizona		3,961,296
California - 10.6%
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.250%, 02/01/37	445,000	447,412
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	2,380,000	2,427,243
California State General Obligation, 5.000%, 10/01/41	5,030,000	5,302,022
California State General Obligation, 6.500%, 04/01/33	365,000	441,960
California State Public Works Board, 5.000%, 04/01/37	10,150,000	10,293,521
California State Public Works Board Revenue, California State Prison Project, Series 2011 C, 5.750%, 10/01/31	500,000	555,600
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	127,549
California State Public Works Board Revenue, Various Capital Projects, Series 2009 G-1, 5.750%, 10/01/30	250,000	278,080
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	529,150
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	2,500,000	2,604,975
Sacramento County Public Facilities Financing Corporation COP, 5.750%, 02/01/30	1,210,000	1,307,925
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series 2010 A, 5.250%, 03/01/40	2,130,000	2,194,092
San Francisco City & County Redevelopment Financing Authority Revenue, Series 2009 C, 6.500%, 08/01/39	450,000	485,501
Total California		26,995,030
Colorado - 2.4%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	4,970,000	6,231,784
Connecticut - 0.1%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	180,000	180,594
District of Columbia - 2.9%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (FGIC Insured)[5]	5,000,000	5,058,600
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/35 (FGIC Insured)[5]	2,280,000	2,298,787
Total District of Columbia		7,357,387
Florida - 2.0%
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	3,500,000	3,607,835
Seminole Indian Tribe of Florida, Inc., Series 2010 A, 5.125%, 10/01/17 (a)	1,325,000	1,398,789
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	49,634
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	152,627
Total Florida		5,208,885
Georgia - 4.5%
DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Inc. Project, 6.125%, 09/01/40	2,980,000	3,216,165

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 4.5% (continued)
Fulton County Development Authority, Georgia Tech Athletic Association, 5.000%, 10/01/42	$5,605,000	$5,909,295
Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System, Inc. Project, Series 2010 A, 5.375%, 02/15/40	2,200,000	2,293,610
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,011
Total Georgia		11,429,081
Hawaii - 0.7%
Hawaii Pacific Health Special Purpose Revenue, Series 2010 B, 5.750%, 07/01/40	1,700,000	1,805,162
Illinois - 5.6%
Board of Education of the City of Chicago, Unlimited Tax General Obligation, Series 2011 A, 5.000%, 12/01/41	2,070,000	2,178,406
City of Chicago, General Obligation, Series 2011 A, 5.000%, 01/01/40	3,000,000	3,147,030
Illinois Finance Authority Revenue, Chicago Charter School Project, 5.000%, 12/01/36	215,000	211,394
Illinois State General Obligation, 5.000%, 03/01/37	1,000,000	1,033,110
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 A, 5.500%, 06/15/50	3,000,000	3,209,910
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 B, 5.000%, 06/15/50 (AGM Insured)[5]	2,650,000	2,736,151
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	1,500,000	1,690,050
Total Illinois		14,206,051
Indiana - 0.6%
Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	1,510,000	1,568,014
Kentucky - 1.4%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,655,000	1,868,429
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,480,000	1,610,462
Total Kentucky		3,478,891
Louisiana - 3.3%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	1,855,000	2,011,562
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	6,325,000	6,472,626
Total Louisiana		8,484,188
Massachusetts - 5.3%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	800,000	895,080
Massachusetts Development Finance Agency Revenue, UMass Memorial Issue, Series 2011 H, 5.500%, 07/01/31	500,000	537,035
Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/33	3,400,000	3,529,268
Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/38	4,350,000	4,481,892
Massachusetts State Health and Educational Facilities Authority Revenue, Milford Regional Medical, Series 2007 E, 5.000%, 07/15/32	300,000	286,719
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,040,000	2,212,992
Massachusetts State Health and Educational Facilities Authority Revenue, UMass Memorial, Series 2005 D, 5.000%, 07/01/33	695,000	701,568

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts - 5.3% (continued)
Massachusetts State Health and Educational Facilities Authority Revenue, Winchester Hospital Issue, Series 2010 H, 5.250%, 07/01/38	$960,000	$990,365
Total Massachusetts		13,634,919
Michigan - 1.9%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	4,380,000	4,773,587
Minnesota - 1.1%
Tobacco Securitization Authority, Minnesota Tobacco Settlement Revenue, Series 2011 B, 5.250%, 03/01/31	2,500,000	2,723,575
Mississippi - 0.3%
Warren, County, Mississippi, Gulf Opportunity Zone Revenue, International Paper Company Project, Series 2011 A, 5.375%, 12/01/35	700,000	734,636
New Jersey - 1.4%
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	2,745,000	2,880,850
New Jersey State Educational Facilities Authority Revenue, University Medical & Dentistry, Series 2009 B, 7.500%, 12/01/32	570,000	685,602
Total New Jersey		3,566,452
New Mexico - 0.1%
Farmington Pollution Control Revenue, Public Service Company of New Mexico San Juan Project, Series 2010 C, 5.900%, 06/01/40	200,000	214,832
New York - 11.2%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,415,000	4,733,145
Hudson Yards Infrastructure Corp., Senior Revenue, Series 2006 A, 5.000%, 02/15/47	8,865,000	9,060,119
Hudson Yards Infrastructure Corp., Senior Revenue, Series 2012 A, 5.750%, 02/15/47	2,310,000	2,583,458
New York Liberty Development Corp. Liberty Revenue, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	10,145,000	10,723,468
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,215,000	1,361,067
Total New York		28,461,257
North Carolina - 0.1%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Company Projects, Series 2009 A, 6.250%, 11/01/33	200,000	221,572
Columbus County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	133,055
Total North Carolina		354,627
Ohio - 8.5%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	8,630,000	9,087,390
Cleveland Airport System Revenue, Series 2012 A, 5.000%, 01/01/31 (AGM Insured)[5]	3,725,000	3,945,706
Cleveland Airport System Revenue, Series 2012 A, 5.000%, 01/01/31	5,610,000	5,873,950
Ohio State Water Development Authority, Environment Improvement Revenue, US Steel Corp. Project, Series 2011, 6.600%, 05/01/29	2,640,000	2,857,879
Total Ohio		21,764,925
Pennsylvania - 3.0%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	3,890,000	4,106,167

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Pennsylvania - 3.0% (continued)
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	$800,000	$791,320
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,250,000	1,295,087
Philadelphia General Obligation, Series 2011, 6.000%, 08/01/36	1,025,000	1,161,889
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	325,000	349,502
Total Pennsylvania		7,703,965
Puerto Rico - 9.7%
Puerto Rico Aqueduct & Sewer Authority, Series 2012 A, 5.250%, 07/01/42	2,000,000	1,972,960
Puerto Rico Facilities Financing Authority Revenue, Hospital Auxilio Mutuo Obligated Group Project, Series 2011 A, 6.000%, 07/01/33	4,720,000	5,182,701
Puerto Rico Highways and Transportation Authority Revenue, Series 2007 M, 5.000%, 07/01/37	490,000	496,042
Puerto Rico Highways and Transportation Authority Revenue, Series 2010 AA, 5.300%, 07/01/35	1,695,000	1,748,511
Puerto Rico Public Buildings Authority Government Facilities Revenue, Series 2009 Q, 5.625%, 07/01/39 (CIFG Insured)[5]	885,000	923,648
Puerto Rico Public Improvement General Obligation, Series 2011 A, 6.500%, 07/01/40	1,005,000	1,130,424
Puerto Rico Public Improvement General Obligation, Series 2012 A, 5.000%, 07/01/41	5,000,000	4,777,900
Puerto Rico Sales Tax Financing Corp. Revenue, Series 2010 C, 5.250%, 08/01/41	6,150,000	6,545,998
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2009 A, 6.000%, 08/01/42	1,720,000	1,926,022
Total Puerto Rico		24,704,206
Tennessee - 2.2%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 5.500%, 07/01/31	125,000	130,406
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	225,000	270,284
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/18	335,000	370,815
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/26	2,200,000	2,415,182
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/21	410,000	439,581
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/22	720,000	772,531
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	1,155,000	1,238,807
Total Tennessee		5,637,606
Texas - 6.7%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,215,000	3,513,931
Gulf Coast Waste Disposal Authority, International Paper Company Project, Series 2002 A, 6.100%, 08/01/24	315,000	319,870
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project, Series 2003 A, 5.200%, 05/01/28	340,000	355,603
Houston Higher Education Finance Corp. Revenue, Series 2011 A, 6.875%, 05/15/41	500,000	583,065
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co. - Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	1,060,000	1,105,273
Matagorda County Navigation District No. 1 Pollution Control Revenue, Central Power and Light Company Project, Series 2001 A, 6.300%, 11/01/29	300,000	342,189
North Texas Tollway Authority Capital Appreciation Revenue, Special Projects System, Series 2011 B, 4.420%, 09/01/37[6]	2,000,000	465,400
North Texas Tollway Authority Highway First Tier Revenue, Series 2011 B, 5.000%, 01/01/38	3,070,000	3,243,363
North Texas Tollway Authority System Revenue, Series 2009 A, 6.250%, 01/01/39	200,000	223,964
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Series 2006 A, 5.250%, 12/15/23	235,000	253,095
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 A, 6.250%, 12/15/26	3,685,000	4,394,657

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 6.7% (continued)
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	$1,390,000	$1,605,144
Texas State Public Finance Authority Charter School Finance Corp. Education Revenue, Series 2010 A, 6.200%, 02/15/40	500,000	551,910
Total Texas		16,957,464
Virginia - 0.0%#
Industrial Development Authority of Washington County, Virginia, Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	110,000	132,926
West Virginia - 1.3%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38 (12/01/20)[7]	3,050,000	3,210,369
Wyoming - 2.6%
Laramie County Hospital Revenue, Cheyenne Regional Medical Center, 5.000%, 05/01/37	1,250,000	1,311,300
Laramie County Hospital Revenue, Cheyenne Regional Medical Center, 5.000%, 05/01/42	5,000,000	5,245,200
Total Wyoming		6,556,500
Total Municipal Bonds (cost $223,632,985)		233,458,940
	Shares

Other Investment Companies - 9.2%[3]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.01% (cost $23,531,419)	23,531,419	23,531,419
Total Investments - 100.9% (cost $247,164,404)		256,990,359
Other Assets, less Liabilities - (0.9)%		(2,358,024)
Net Assets - 100.0%		$254,632,335

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Principal Amount	Value
Municipal Bonds - 95.8%
Arizona - 2.4%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	$535,000	$644,247
Maricopa County Industrial Development Authority Health Facility Revenue, Catholic Healthcare West, Series 2007 A, 5.000%, 07/01/17	135,000	153,828
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	565,000	663,327
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	590,000	710,201
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)[5]	405,000	469,832
Total Arizona		2,641,435
California - 12.1%
California State Department of Water Resources Revenue, Central Valley Project, Series AD, 5.000%, 12/01/20 (AGM Insured)[5]	25,000	27,615
California State Department of Water Resources Revenue, Series 2013 AM, 5.000%, 12/01/25[8]	2,500,000	2,875,975
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	580,000	688,147
California State General Obligation, 5.500%, 04/01/18	245,000	294,725
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)[5]	200,000	216,038
California State Public Works Board Lease Revenue, California State Prison Project, Series 2011 C, 5.250%, 10/01/22	1,000,000	1,129,950
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	278,158
California State Public Works Board Lease Revenue, Various Capital Projects, Series 2012 A, 5.000%, 04/01/18	1,000,000	1,144,900
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)[5]	340,000	404,957
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2009 E, 5.000%, 04/01/27	400,000	435,632
California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,000,000	2,305,000
California State Tax Exempt General Obligation, 5.250%, 09/01/23	1,510,000	1,767,757
Los Angeles Unified School District General Obligation, Series 2005 A1, 5.500%, 07/01/18 (FGIC Insured)[5]	615,000	754,457
San Francisco City & County Airport Commission Revenue, San Francisco International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)[5]	535,000	633,413
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	240,141
Total California		13,196,865
Colorado - 1.9%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	250,000	284,488
University of Colorado, Revenue Bonds, Series 2012 A-1, 5.000%, 06/01/24	1,500,000	1,804,665
Total Colorado		2,089,153
Florida - 5.5%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22	600,000	706,776
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18[9]	100,000	111,443
JEA Water & Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,500,000	1,767,240
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	370,000	415,573
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)[5]	500,000	560,140
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	685,000	829,871
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	500,000	595,830

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Florida - 5.5% (continued)
Tampa Bay Regional Water Supply Authority Revenue, Series 2011 B, 5.000%, 10/01/19	$875,000	$1,068,357
Total Florida		6,055,230
Illinois - 2.8%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	305,000	347,560
Chicago Second Lien Water Revenue, Series 2010 A, 5.000%, 11/01/22	110,000	125,452
Chicago Transit Authority Capital Grants Revenue, Series 2006 A, Federal Section 5307 Funds, 5.000%, 06/01/17 (AMBAC Insured)[5]	570,000	635,465
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (FGIC Insured)[5]	300,000	368,835
Illinois State General Obligation, Series 2010, 5.000%, 01/01/19	305,000	343,357
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	395,000	445,509
Illinois State Sales Tax Revenue, Series 2009 B, 5.000%, 06/15/20	225,000	257,843
Illinois State Toll Highway Authority Revenue, Series 2005 A, 5.000%, 01/01/17 (AGM Insured)[5]	510,000	569,701
Total Illinois		3,093,722
Iowa - 0.8%
Iowa Finance Authority State Revolving Fund Revenue, Series 2010 A, 5.000%, 08/01/19	190,000	233,596
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	540,000	665,577
Total Iowa		899,173
Kansas - 0.9%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)[5]	410,000	438,421
Wichita Hospital Revenue, Series 2011 IV-A, 5.000%, 11/15/20	500,000	568,080
Total Kansas		1,006,501
Kentucky - 2.1%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	425,000	512,427
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series 2012 A, 5.000%, 07/01/19	1,500,000	1,817,685
Total Kentucky		2,330,112
Maine - 0.5%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	490,000	577,808
Massachusetts - 2.6%
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, Series 2010 A, 5.500%, 01/01/22	275,000	313,200
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,600,000	1,850,320
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	570,000	683,384
Total Massachusetts		2,846,904
Michigan - 7.7%
Michigan Municipal Bond Authority Revenue, Series 2005, 5.000%, 10/01/19	2,075,000	2,356,806
Michigan Municipal Bond Authority Revenue, Series 2007, 5.000%, 10/01/19	410,000	476,678
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/18 (FGIC Insured)[5]	445,000	519,408
Michigan State Trunk Line Fund, Series 2006, 5.000%, 09/01/19 (AGM Insured)[5]	2,600,000	2,944,812
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (FGIC Insured)[5]	850,000	983,501
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,136,430
Total Michigan		8,417,635
New Jersey - 2.8%
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	475,000	551,917

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 2.8% (continued)
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	$535,000	$622,686
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,828,426
Total New Jersey		3,003,029
New York - 17.5%
Metropolitan Transportation Authority Revenue, Series 2005 C, 5.000%, 11/15/18	500,000	589,770
Metropolitan Transportation Authority Revenue, Series 2005 G, 5.000%, 11/15/18	485,000	572,077
Metropolitan Transportation Authority Revenue, Series 2006 A, 5.000%, 11/15/20 (NATL)[5]	2,750,000	3,198,828
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	1,225,000	1,482,164
New York City General Obligation, Series 2010 E, 5.000%, 08/01/18	605,000	723,834
New York City General Obligation, Series 2012 F, 5.000%, 08/01/25	3,000,000	3,498,840
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	150,000	174,357
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,025,000	1,242,782
New York State Dormitory Authority Revenue, State University, Series 2012 E, 5.000%, 05/15/25	1,500,000	1,755,705
New York State Environmental Facilities Corp. Revenue, New York City Municipal Water Finance Authority Projects, Series 2011 B, 5.000%, 06/15/23	520,000	620,079
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2005 B, 5.000%, 04/01/17 (FGIC Insured)[5]	775,000	891,490
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	2,075,000	2,473,089
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	575,000	660,272
Tobacco Settlement Financing Corp., Asset-Backed Revenue, Series 2011 B, 5.000%, 06/01/17	500,000	583,030
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	510,000	596,986
Total New York		19,063,303
North Carolina - 0.3%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	280,000	321,860
Ohio - 3.6%
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,200,060
Ohio Major New Street Infrastructure Project Revenue, Series 2008-1, 5.750%, 06/15/18	850,000	1,051,645
Ohio State Facilities, Series 2009 B, 5.000%, 10/01/17	390,000	463,285
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,000,000	1,227,130
Total Ohio		3,942,120
Oklahoma - 1.8%
Oklahoma Turnpike Authority, Refunding Second Senior Revenue, Series 2011 A, 5.000%, 01/01/18	1,670,000	1,991,375
Oregon - 1.1%
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,010,000	1,209,738
Pennsylvania - 3.9%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Series 2012 A, 5.000%, 03/01/24	1,150,000	1,369,754
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series 2008 B, 5.000%, 06/15/18	360,000	420,815
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	375,000	452,284
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	347,079
Philadelphia Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)[5]	400,000	466,812
Philadelphia Water and Wastewater Revenue, Series 2011 B, 5.000%, 11/01/18	1,000,000	1,159,890
Total Pennsylvania		4,216,634

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Puerto Rico - 0.4%
Puerto Rico Electric Power Authority Revenue, Series ZZ, 5.250%, 07/01/22	$350,000	$391,909
Tennessee - 2.2%
Memphis Electric System Subordinate Revenue, 5.000%, 12/01/17	2,010,000	2,418,050
Texas - 10.6%
Conroe Independent School District General Obligation, Series 2011, 5.000%, 02/15/21	575,000	699,930
Houston Public Improvement General Obligation, Series 2006 E, 5.000%, 03/01/20 (AGM Insured)[5]	1,115,000	1,272,616
Lamar Consolidated Independent School District, Series 2012 A, 5.000%, 02/15/21	1,500,000	1,854,210
Lower Colorado River Authority, Transmission Contract Refunding Revenue, Series 2011 A, 5.000%, 05/15/17	1,300,000	1,523,860
North Texas Tollway Authority Revenue, Special Projects System, Series 2011 A, 5.000%, 09/01/23	500,000	577,000
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Series 2008 D, 6.250%, 12/15/26	355,000	423,366
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 A, 5.000%, 07/01/17	1,675,000	1,931,777
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 B, 5.000%, 07/01/18	500,000	570,170
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 B, 5.000%, 01/01/20	400,000	422,096
Texas State Transportation Commission Mobility Fund, 5.000%, 04/01/21	200,000	234,806
Texas Tech University, Series 2012 A, 5.000%, 08/15/19	1,000,000	1,219,750
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	400,000	471,472
University of Texas System Revenue, Series 2010 B, 5.000%, 08/15/18	270,000	329,346
Total Texas		11,530,399
Vermont - 0.4%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	477,284
Washington - 11.9%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2011 A, 5.000%, 07/01/23	635,000	755,440
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,000,000	1,224,530
Grant County Public Utility District No. 2, Electric System Revenue, Series 2011 I, 5.000%, 01/01/20	1,000,000	1,197,490
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,000,000	3,514,680
Seattle Municipal Light and Power Improvement and Refunding Revenue, Series 2010 B, 5.000%, 02/01/21	320,000	383,568
Seattle Municipal Light and Power Improvement and Refunding Revenue, Series 2011 A, 5.000%, 02/01/20	540,000	659,416
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	500,000	602,855
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2011 B, 5.000%, 10/01/18	825,000	981,057
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,675,750
Total Washington		12,994,786
Total Municipal Bonds (cost $101,916,634)		104,715,025

	Shares
Other Investment Companies - 8.1%[3]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.01% (cost $8,801,331)	8,801,331	8,801,331
Total Investments - 103.9% (cost $110,717,965)		113,516,356
Other Assets, less Liabilities - (3.9)%		(4,274,563)
Net Assets - 100.0%		$109,241,793

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 19.9%
Autozone, Inc.*	1,268	$471,442
Bed Bath & Beyond, Inc.*	7,300	480,121
CBS Corp., Class B	15,112	512,448
Coach, Inc.	6,045	467,158
Discovery Communications, Inc., Class A*	9,987	505,342
Dollar Tree, Inc.*	5,150	486,624
Expedia, Inc.	13,771	460,502
Macy’s, Inc.	12,216	485,342
PetSmart, Inc.	8,323	476,242
Ross Stores, Inc.	8,369	486,239
Time Warner Cable, Inc.	5,946	484,599
Total Consumer Discretionary		5,316,059
Consumer Staples - 1.8%
CVS Caremark Corp.	10,766	482,317
Energy - 3.5%
Helmerich & Payne, Inc.	8,547	461,111
National Oilwell Varco, Inc.	6,012	477,774
Total Energy		938,885
Financials - 1.8%
American Express Co.	8,418	487,065
Health Care - 18.4%
Agilent Technologies, Inc.	10,581	470,960
AmerisourceBergen Corp.	12,402	492,111
Baxter International, Inc.	8,003	478,419
Cooper Cos., Inc., The	6,173	504,396
Endo Pharmaceuticals Holdings, Inc.*	12,713	492,374
Gilead Sciences, Inc.*	10,189	497,733
McKesson Corp.	5,515	484,052
Medtronic, Inc.	12,177	477,217
Stryker Corp.	8,513	472,301
UnitedHealth Group, Inc.	8,873	522,975
Total Health Care		4,892,538
Industrials - 12.3%
Cummins, Inc.	3,758	451,110
Danaher Corp.	8,714	487,984
Dover Corp.	7,491	471,484
Gardner Denver, Inc.	7,322	461,432
Parker Hannifin Corp.	5,505	465,448

	Shares	Value
Roper Industries, Inc.	4,841	$480,034
Union Pacific Corp.	4,160	447,117
Total Industrials		3,264,609
Information Technology - 37.7%
Altera Corp.	12,199	485,764
Apple, Inc.*	807	483,772
Broadcom Corp., Class A*	12,404	487,477
Cisco Systems, Inc.	23,869	504,829
Dell, Inc.*	27,603	458,210
EMC Corp.*	16,525	493,767
F5 Networks, Inc.*	3,577	482,752
Global Payments, Inc.	9,158	434,730
Google, Inc., Class A*	754	483,495
Intel Corp.	17,377	488,467
International Business Machines Corp.	2,338	487,824
Intuit, Inc.	7,955	478,334
Jabil Circuit, Inc.	17,839	448,116
Lam Research Corp.*	11,240	501,529
Microsoft Corp.	14,703	474,172
Oracle Corp.	15,918	464,169
QUALCOMM, Inc.	7,219	491,036
SanDisk Corp.*	9,562	474,180
Symantec Corp.*	26,171	489,398
Teradata Corp.*	7,000	477,050
Western Digital Corp.*	11,219	464,354
Total Information Technology		10,053,425
Materials - 3.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	11,910	453,056
Monsanto Co.	6,144	490,045
Total Materials		943,101
Total Common Stocks
(cost $22,645,003)		26,377,999
Other Investment Companies - 2.0%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12% (cost $536,085)	536,085	536,085
Total Investments - 100.9%
(cost $23,181,088)		26,914,084
Other Assets, less Liabilities - (0.9)%		(247,209)
Net Assets - 100.0%		$26,666,875

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2012, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth Fund	$711,110,672	$181,253,192	($13,805,439)	$167,447,753
TimesSquare Mid Cap Growth Fund	1,284,473,932	432,515,622	(19,487,349)	413,028,273
Skyline Special Equities Portfolio	183,959,255	46,571,145	(5,787,931)	40,783,214
GW&K Small Cap Equity Fund	68,755,099	13,936,722	(1,221,782)	12,714,940
GW&K Municipal Enhanced Yield Fund	247,166,356	10,073,054	(249,051)	9,824,003
GW&K Municipal Bond Fund	110,717,965	3,456,245	(657,854)	2,798,391
Renaissance Large Cap Growth Fund	23,513,673	3,551,924	(151,513)	3,400,411

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$1,601,050	0.6%

[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2012, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$22,930,469	2.7%
TimesSquare Mid Cap Growth Fund	11,881,064	0.7%
Skyline Special Equities Portfolio	5,577,225	2.6%

[2]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at March 31, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
TimeSquare Small Cap Growth Fund	$2,537,701	0.3%

[3]	Yield shown for each investment company represents the March 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Collateral received from brokers for securities lending was invested in this short-term investment.
[5]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$14,962,892	5.9%
GW&K Municipal Bond Fund	15,356,341	14.1%

[6]	Indicates yield to maturity at March 31, 2012.
[7]	Floating Rate Security. The rate listed is as of March 31, 2012. Date in parentheses represents the security’s next coupon rate reset.

1

Notes to Schedules of Portfolio Investments (continued)

[8]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at March 31, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Bond Fund	$2,875,975	2.6%

[9]	Variable Rate Security. The rate listed is as of March 31, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2012:

As of March 31, 2012, the securities in TimeSquare Mid Cap Growth Fund, Skyline Special Equities Portfolio, GW&K Small Cap Equity Fund, and Renaissance Large Cap Growth Fund were all level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$813,820,115	$6,723,779	—	$820,543,894
Exchange Traded Notes	9,538,000	—	—	9,538,000
Warrants	—	300,000	—	300,000
Other Investment Companies	48,176,531	—	—	48,176,531

Total Investments	$871,534,646	$7,023,779	—	$878,558,425

2

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$233,458,940	—	$233,458,940
Other Investment Companies	$23,531,419	—	—	23,531,419

Total Investments	$23,531,419	$233,458,940	—	$256,990,359

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$104,715,025	—	$104,715,025
Other Investment Companies	$8,801,331	—	—	8,801,331

Total Investments	$8,801,331	$104,715,025	—	$113,516,356

†	For a detailed breakout of the common stocks by major classification, please refer to the Schedule of Portfolio Investments.
††	The municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the Schedule of Portfolio Investments.

As of March 31, 2012, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2012:

TimesSquare Small Cap Growth Fund
Balance as of December 31, 2011	$3,881,250
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(3,881,250)
Balance as of March 31, 2012	—

3

Notes to Schedules of Portfolio Investments (continued)

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
CIFG:	CIFG Guaranty, Ltd.
COP:	Certificates of Participation
ETP:	Exchange Traded Products
FGIC:	Financial Guaranty Insurance Company
NATL:	National Public Finance Guarantee Corporation
REIT:	Real Estate Investment Trust

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By: /s/ Keitha L. Kinne

Keitha L. Kinne, President

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keitha L. Kinne

Keitha L. Kinne, President

Date: May 24, 2012

By: /s/ Donald S. Rumery

Donald S. Rumery, Chief Financial Officer

Date: May 24, 2012